ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
ACCRUED EXPENSES
Summary of Accrued Expenses
	October 31, 2022	April 30, 2022
Penalties and interest - unpaid state income tax	$295,955	$283,983
Unpaid federal income tax	1,764	1,764
Legal settlement (See Note 8 – Commitments and Contingencies)	-	70,000
Accrued payroll tax	839	839
Accrued penalties for failure to file federal tax returns	4,020	4,020
Late charges on unpaid promissory note	7,150	7,150
Total Accrued Expenses	$309,728	$367,756

	April 30, 2022	April 30, 2021
Penalties and interest - unpaid state income tax	$283,983	$261,087
Unpaid federal income tax	1,764	1,764
Legal settlement (See Note 8 – Commitments and Contingencies)	70,000	70,000
Accrued payroll tax	839	-
Accrued penalties for failure to file federal tax returns	4,020	-
Late charges on unpaid promissory note	7,150	5,400
Total Accrued Expenses	$367,756	$338,251